Segment reporting - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting
Income before taxes	R$ 49,406	R$ 33,083	R$ (77,052)
Financial result	29,359	27,860	41,196
Depreciation and amortization	54,479	51,474	62,445
Interest on tuition fees paid in arrears	17,456	15,715	8,265
Impairment losses	0	0	51,022
Share-based compensation plan	14,728	11,823	26,372
Other income (expenses), net	(65)	(512)	905
Restructuring expenses	10,098	4,780	4,484
M&A and Offering Expenses	6,975	2,391	0
Other operational expenses unallocated	55,501	53,368	49,488
Adjusted EBITDA	R$ 237,937	R$ 199,982	R$ 167,125